SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT
8. SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT
FET and the FET Subsidiaries had $302 million and $383 million of outstanding short-term borrowings as of December 31, 2024 and 2023, respectively.
On October 24, 2024, FET and the FET Subsidiaries, entered into the following amendments to each of the Credit Facilities to, among other things, extend the maturity date of the Credit Facilities for an additional one-year
period, from October 20, 2028, to October 20, 2029, at FET and from October 18, 2027, to October 18, 2028, for the FET Subsidiaries.
The Credit Facilities are as follows:

•	FET $1.0 billion revolving credit facility;

•	ATSI, MAIT and TrAIL $850 million revolving credit facility;
As of December 31, 2024, available liquidity under the Credit Facilities was approximately $1.5 billion.
Borrowings under the Credit Facilities may be used for working capital and other general corporate purposes. Generally, borrowings under the Credit Facilities are available to each borrower separately and mature on the earlier of 364 days from the date of borrowing or the commitment termination date, as the same may be extended. The Credit Facilities contain financial covenants requiring each borrower to maintain a consolidated debt-to-total-capitalization
ratio (as defined under the Credit Facilities) of no more than 65%, and 75% for FET, measured at the end of each fiscal quarter.
Subject to each borrower’s sublimit, the amounts noted below are available for the issuance of LOCs (subject to borrowings drawn under the Credit Facilities) expiring up to one year from the date of issuance. The stated amount of outstanding LOCs will count against total commitments available under the Credit Facilities and against the borrowers’ borrowing sublimit. As of December 31, 2024, FET and the FET Subsidiaries had $6 million in outstanding LOC’s.
The Credit Facilities do not contain provisions that restrict the ability to borrow or accelerate payment of outstanding advances in the event of any change in credit ratings of the borrowers. Pricing is defined in “pricing grids,” whereby the cost of funds borrowed under the Credit Facilities are related to the credit ratings of the company borrowing the funds. Additionally, borrowings under the Credit Facilities are subject to the usual and customary provisions for acceleration upon the occurrence of events of default, including a cross-default for other indebtedness in excess of $100 million.
As of December 31, 2024, FET and the FET Subsidiaries were in compliance with the applicable debt-to-total-capitalization
ratio covenants in each case as defined under the Credit Facilities.

FirstEnergy Money Pools
As regulated money pool participants, the FET Subsidiaries have the ability to borrow from each other, regulated affiliates and FE to meet their short-term working capital requirements. As of December 31, 2023, FET had a similar but separate arrangement with FE’s unregulated money pool participants, however, effective June 1, 2024, FET is no longer participating in the unregulated money pool.
FESC administers these money pools and tracks surplus funds of FE and the respective regulated and unregulated subsidiaries, as the case may be, as well as proceeds available from bank borrowings. Companies receiving a loan under the money pool agreements must repay the principal amount of the loan, together with accrued interest, within 364 days of borrowing the funds. The rate of interest is the same for each company receiving a loan from their respective pool and is based on the average cost of funds available through the pool.

Average Interest Rates	Regulated Companies’ Money Pool		Unregulated Companies’ Money Pool
	2024	2023	2024	2023
For the Years Ended December 31,	5.74%	6.30%	6.44%	6.01%
Weighted Average Interest Rates
The annual weighted average interest rates on short-term borrowings from the Credit Facilities through the year ended December 31, 2024, was 6.99%. FET and the FET Subsidiaries did not have revolver borrowings during 2023.